Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000244569
Shareholder Report [Line Items]
Fund Name	Brandes International ETF
Trading Symbol	BINV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes International ETF for the period July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes International ETF	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the twelve-month period ending June 30, 2025, the Brandes International ETF returned 25.05% (based on net asset value), outperforming both the 17.73% return of the MSCI EAFE Index and the 24.24% return of the MSCI EAFE Value Index. Notable contributors included holdings in the United Kingdom, Brazil, and China. Meanwhile, select holdings in Switzerland and Japan weighed on relative returns. From a sector standpoint, holdings in health care, materials, and information technology were standout performers, whereas our underweight to financials detracted from relative returns.

TOP PERFORMANCE CONTRIBUTORS

Health Care | Takeda Pharmaceutical (Japan), Grifols (Spain), Fresenius (German), and Smith & Nephew (United Kingdom).

Materials | Cemex (Mexico) and Heidelberg Materials (Germany). Both holdings reported improved earnings results.

Information Technology | Taiwan Semiconductor Manufacturing Company (Taiwan) and SAP (Germany). TSMC helped returns as its leadership in advanced chip manufacturing and central role in AI-related demand drove positive investor sentiment and earnings momentum.

Consumer Staples | Danone (France), J Sainsbury and Imperial Brands (U.K.).

TOP PERFORMANCE DETRACTORS

Textiles Apparel & Luxury Goods | Kering (France) and Swatch Group (Switzerland). Both holdings declined on margin compression amid subdued consumer sentiment across Asia.

Japan | Nissan Motor and Kubota Corporation. Kubota was affected by weaker-than-expected demand in its construction equipment segment.

Underweight to Financials | Mainly to the banking & insurance industries.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes International ETF - NAV	25.05%	25.52%
MSCI EAFE Index (Regulatory Benchmark)	17.73%	21.71%
MSCI EAFE Value Index (Performance Benchmark)	24.24%	23.73%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 251,371,238
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,119,333
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$251,371,238
  Total advisory fees paid$1,119,333
  Total number of portfolio holdings63
  Portfolio Turnover Rate3%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Consumer Staples	20.5%
Health Care	16.7%
Consumer Discretionary	12.2%
Financials	9.8%
Industrials	8.9%
Information Technology	8.3%
Communication Services	7.1%
Energy	6.4%
Materials	4.5%
Real Estate	1.7%
Utilities	1.2%
Money Market Funds	2.7%
Total	100.0%

Material Fund Change [Text Block]
C000244570
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Small-Mid Cap Value ETF
Trading Symbol	BSMC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Small-Mid Cap Value ETF for the period July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Small-Mid Cap Value ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the trailing twelve-month period ending June 30, 2025, the Brandes U.S. Small-Mid Cap Value ETF returned 10.93% (based on net asset value), performing similarly to the 10.47% return of the Russell 2500 Value Index. Notably, our holdings in the industrials sector, particularly the aerospace & defense industry, contributed positively to the Fund’s relative performance. Information technology holdings also performed well, especially those within the communications equipment industry. Conversely, holdings in consumer staples detracted from returns, along with our underweight to financials. Additionally, while our holdings in health care performed well, our overweight to the sector hurt relative performance.

TOP PERFORMANCE CONTRIBUTORS

Aerospace & Defense | Embraer and National Presto Industries. Embraer appreciated substantially over the past few years as its end markets recovered, leading to better-than-expected earnings with higher volumes and enhanced margins. The company secured several new wins against competitors in its defense business and reported an expanding order backlog for regional jets.

Communications Equipment | NETGEAR and F5, Inc.

Health Care | Pediatrix Medical Group and Grifols.

TOP PERFORMANCE DETRACTORS

Consumer Staples | Edgewell Personal Care and Campbell’s Company. Consumer confidence and tariff uncertainty weighed on Edgewell.

Life Sciences Tools & Services | Fortrea Holdings. Fortrea’s management lowered its future guidance as the company continues to suffer from restructuring costs following its separation from LabCorp.

Underweight to Financials and Overweight to Health Care | Financials was the best performing sector within the benchmark, while health care was among the worst-performing sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Small-Mid Cap Value ETF - NAV	10.93%	15.23%
Russell 3000 Index (Regulatory Benchmark)	15.30%	25.79%
Russell 2500 Value Index (Performance Benchmark)	10.47%	17.24%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 110,524,636
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 577,539
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$110,524,636
  Total advisory fees paid$577,539
  Total number of portfolio holdings67
  Portfolio Turnover Rate7%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Health Care	21.9%
Industrials	20.1%
Information Technology	15.8%
Consumer Staples	10.4%
Financials	10.3%
Energy	6.0%
Materials	5.7%
Communication Services	3.3%
Consumer Discretionary	2.7%
Money Market Funds	3.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000244571
Shareholder Report [Line Items]
Fund Name	Brandes U.S. Value ETF
Trading Symbol	BUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about the Brandes U.S. Value ETF for the period July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brandes.com/etfs/resources. You can also request this information by contacting us at (866) 307-0477.
Additional Information Phone Number	(866) 307-0477
Additional Information Website	https://www.brandes.com/etfs/resources
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes U.S. Value ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

SUMMARY OF RESULTS

For the twelve-month period ending June 30, 2025, the Brandes U.S. Value ETF returned 13.92% (based on net asset value) versus the 13.70% return of the Russell 1000 Value Index. Holdings in health care and financials bolstered returns, as did select positions in information technology. Meanwhile, performance detractors included holdings in the energy and communication services sectors.

TOP PERFORMANCE CONTRIBUTORS

Health Care | Cardinal Health, McKesson, and Labcorp. Cardinal Health advanced on the back of continued margin expansion and upward earnings revisions.

Financials | Wells Fargo, Citigroup, Bank of New York Mellon, W. R. Berkley. Wells Fargo and Citigroup rose as a steepening yield curve, the expectation of deregulation, and an improved capital return outlook boosted investor sentiment across the banking industry.

Information Technology | Flex and Amdocs. Flex continued to capitalize on robust demand across its diversified manufacturing services platform.

TOP PERFORMANCE DETRACTORS

Energy | Halliburton Company and Schlumberger Limited.

Media | Comcast Corporation and Omnicom. Omnicom declined due to concerns about integration risk and dilution following its announced stock-for-stock acquisition deal with Interpublic Group.

Chemicals | Westlake Corporation. Westlake experienced margin pressure as it suffered from oversupply in its commodity chemicals segment, as well as weaker housing-related demand in its building materials segment.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Commencement of OperationsFootnote Reference*
Brandes U.S. Value ETF - NAV	13.92%	19.78%
Russell 1000 Index (Regulatory Benchmark)	15.66%	26.31%
Russell 1000 Value Index (Performance Benchmark)	13.70%	19.14%
Footnote	Description
Footnote*	Since Commencement of Operations October 4, 2023

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 04, 2023
No Deduction of Taxes [Text Block]	The graph and table to do not reflect the deduction of taxes that a shareholder would pay to on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 232,541,211
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,194,549
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

  Fund net assets$232,541,211
  Total advisory fees paid$1,194,549
  Total number of portfolio holdings60
  Portfolio Turnover Rate7%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Tabular Representation of Holdings

The table below shows the investment makeup of the Fund.

Sectors	% of Net Assets
Financials	27.0%
Health Care	22.0%
Industrials	12.3%
Information Technology	9.3%
Energy	6.7%
Communication Services	6.1%
Consumer Staples	4.5%
Materials	3.9%
Consumer Discretionary	3.5%
Utilities	2.1%
Money Market Funds	1.7%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]